Other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Components of Other Comprehensive Income (Loss)

Components of other comprehensive income (loss)	Year ended
	Dec. 31, 2016			Dec. 31, 2015			Dec. 31, 2014
(in millions)	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount
Foreign currency translation:
Foreign currency translation adjustments arising during the period (a)	$(518)	$(332)	$(850)	$(518)	$(81)	$(599)	$(715)	$(91)	$(806)
Total foreign currency translation	(518)	(332)	(850)	(518)	(81)	(599)	(715)	(91)	(806)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	(388)	146	(242)	(535)	172	(363)	582	(169)	413
Reclassification adjustment (b)	(75)	26	(49)	(83)	31	(52)	(91)	33	(58)
Net unrealized gain (loss) on assets available-for-sale	(463)	172	(291)	(618)	203	(415)	491	(136)	355
Defined benefit plans:
Prior service cost arising during the period	—	—	—	—	—	—	3	(1)	2
Net gain (loss) arising during the period	(151)	43	(108)	(105)	40	(65)	(766)	287	(479)
Foreign exchange adjustment	(1)	1	—	—	—	—	(2)	1	(1)
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost (b)	88	(31)	57	104	(35)	69	127	(50)	77
Total defined benefit plans	(64)	13	(51)	(1)	5	4	(638)	237	(401)
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	(52)	18	(34)	—	—	—	23	(13)	10
Reclassification adjustment (b)	45	(15)	30	11	(3)	8	(41)	16	(25)
Net unrealized gain (loss) on cash flow hedges	(7)	3	(4)	11	(3)	8	(18)	3	(15)
Total other comprehensive income (loss)	$(1,052)	$(144)	$(1,196)	$(1,126)	$124	$(1,002)	$(880)	$13	$(867)

(a)	Includes the impact of hedges of net investments in foreign subsidiaries. See Note 21 for additional information.

(b)
The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains on the Consolidated Income Statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as staff expense on the Consolidated Income Statement. See Note 21 of the Notes to Consolidated Financial Statements for the location of the reclassification adjustment related to cash flow hedges on the Consolidated Income Statement.

Changes in accumulated other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders
		ASC 820 Adjustments		Unrealized gain (loss) on assets available-for-sale	Unrealized gain (loss) on cash flow hedges	Total accumulated other comprehensive income (loss), net of tax
(in millions)	Foreign currency translation	Pensions	Other post-retirement benefits
2013 ending balance	$(388)	$(840)	$(60)	$387	$9	$(892)
Change in 2014	(681)	(396)	(5)	355	(15)	(742)
2014 ending balance	$(1,069)	$(1,236)	$(65)	$742	$(6)	$(1,634)
Change in 2015	(563)	(14)	18	(415)	8	(966)
2015 ending balance	$(1,632)	$(1,250)	$(47)	$327	$2	$(2,600)
Change in 2016	(819)	(56)	5	(291)	(4)	(1,165)
2016 ending balance	$(2,451)	$(1,306)	$(42)	$36	$(2)	$(3,765)